Pension and Other Postretirement Benefits - Schedule of Benefit Payments Expected to be Paid and Expected Medicare Part D Subsidy Receipts (Detail) $ in Thousands	Feb. 03, 2018 USD ($)
Defined Benefit Plan [Abstract]
2018	$ 733
2019	800
2020	727
2021	712
2022	734
2023 to 2027	$ 2,717